Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 16, 2011
Registrant Name	dei_EntityRegistrantName	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001011378
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 16, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

Core Plus Fixed Income Portfolio (Class II): | Core Plus Fixed Income Portfolio
Core Plus Fixed Income Portfolio (Class II)

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Core Plus Fixed Income Portfolio (Class II)

The following disclosure is hereby added as the last sentence of the first paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

The following disclosure is hereby added as the last sentence of the first paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Core Plus Fixed Income Portfolio (Class II): | Core Plus Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Plus Fixed Income Portfolio (Class II)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Core Plus Fixed Income Portfolio (Class II)

The following disclosure is hereby added as the last sentence of the first paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the first paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Core Plus Fixed Income Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UFIPX

Core Plus Fixed Income Portfolio (Class I) | Core Plus Fixed Income Portfolio
Core Plus Fixed Income Portfolio (Class I)

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Core Plus Fixed Income Portfolio (Class I)

The following disclosure is hereby added as the last sentence of the first paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

The following disclosure is hereby added as the last sentence of the first paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Core Plus Fixed Income Portfolio (Class I) | Core Plus Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Plus Fixed Income Portfolio (Class I)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Core Plus Fixed Income Portfolio (Class I)

The following disclosure is hereby added as the last sentence of the first paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the first paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Core Plus Fixed Income Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UFIPX

Emerging Markets Debt Portfolio (Class II): | Emerging Markets Debt Portfolio
Emerging Markets Debt Portfolio (Class II)

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Emerging Markets Debt Portfolio (Class II)

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Emerging Markets Debt Portfolio (Class II): | Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets Debt Portfolio (Class II)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Emerging Markets Debt Portfolio (Class II)

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Emerging Markets Debt Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEMDX

Emerging Markets Debt Portfolio (Class I) | Emerging Markets Debt Portfolio
Emerging Markets Debt Portfolio (Class I)

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Emerging Markets Debt Portfolio (Class I)

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Emerging Markets Debt Portfolio (Class I) | Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets Debt Portfolio (Class I)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Emerging Markets Debt Portfolio (Class I)

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Emerging Markets Debt Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEMDX

Global Tactical Asset Allocation Portfolio (Class II): | Global Tactical Asset Allocation Portfolio
Global Tactical Asset Allocation Portfolio (Class II)

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Global Tactical Asset Allocation Portfolio (Class II)

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Global Tactical Asset Allocation Portfolio (Class II): | Global Tactical Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Tactical Asset Allocation Portfolio (Class II)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Global Tactical Asset Allocation Portfolio (Class II)

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Global Tactical Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIMPX

Global Tactical Asset Allocation Portfolio (Class I) | Global Tactical Asset Allocation Portfolio
Global Tactical Asset Allocation Portfolio (Class I)

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Global Tactical Asset Allocation Portfolio (Class I)

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Global Tactical Asset Allocation Portfolio (Class I) | Global Tactical Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Tactical Asset Allocation Portfolio (Class I)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2011 of:

Global Tactical Asset Allocation Portfolio (Class I)

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Global Tactical Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIMPX